Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments arising from the banking business

	At 30 June	At 31 Dec
	2019	2018
	£m	£m

Contingent liabilities
Acceptances and endorsements	42	32
Other:
Other items serving as direct credit substitutes	870	485
Performance bonds and other transaction-related contingencies	2,248	2,270
	3,118	2,755
Total contingent liabilities	3,160	2,787

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	1
Forward asset purchases and forward deposits placed	171	731

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	14,976	11,573
Other commitments and guarantees	77,263	77,995
	92,239	89,568
1 year or over original maturity	27,854	28,214
Total commitments and guarantees	120,265	118,514